GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                              Maxim Series Account
                       Semi-Annual Report Submission N-30D
                          File No. 33-82610, 811-03249


The information required to be contained in this report for the period ending December 31, 1999 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:


American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   17,   2000   Accession   No.
0000814680-00-000001

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   28,   2000   Accession   No.
0000356476-00-000003

Fidelity Variable Insurance Products Fund II
File No. 811-05511
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   28,   2000   Accession   No.
0000356494-00-000013